Loan Portfolio and Allowance for Credit Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 5,098,058	$ 5,002,879
Number of days past due		90 days	90 days
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,277,169	3,259,038
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,820,889	1,743,841
Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		17,775	17,865
Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	12,963	14,355
Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,812	3,510
30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6,427	6,510
30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4,061	4,947
30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,366	1,563
60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,471	1,212
60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	814	1,128
60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		657	84
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		9,877	10,143
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	8,088	8,280
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,789	1,863
Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		5,080,283	4,985,014
Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,264,206	3,244,683
Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,816,077	1,740,331
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		286,857	273,515
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		267,300	252,255
Loans that are 90 days past due and still accruing interest		0	0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	227,771	212,754
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		39,529	39,501
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,518	521
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,518	521
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,189	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,189	0
Commercial [Member] | Commercial Real Estate [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	0
Commercial [Member] | Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		329	521
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	329	521
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		265,782	251,734
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	226,253	212,233
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		39,529	39,501
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		19,557	21,260
Loans that are 90 days past due and still accruing interest		0	0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	19,144	20,863
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		413	397
Commercial [Member] | Other [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		14	340
Commercial [Member] | Other [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	14	26
Commercial [Member] | Other [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	314
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	0
Commercial [Member] | Other [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	26
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	26
Commercial [Member] | Other [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		14	314
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	14	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	314
Commercial [Member] | Other [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		19,543	20,920
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	19,130	20,837
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		413	83
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,797,563	4,712,478
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,331,563	4,307,105
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,741,334	2,756,914
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,590,229	1,550,191
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,741	13,950
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,302	11,149
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,439	2,801
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,475	5,620
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,438	4,330
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,037	1,290
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,402	889
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	773	811
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		629	78
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		7,864	7,441
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	6,091	6,008
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,773	1,433
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,317,822	4,293,155
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,732,032	2,745,765
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,585,790	1,547,390
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		56,739	57,958
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	43,096	44,152
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,643	13,806
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		361	394
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	355	315
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6	79
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		15	93
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	15	20
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	73
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		28	144
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	22	138
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6	6
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		318	157
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	318	157
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		56,378	57,564
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	42,741	43,837
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,637	13,727
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		409,261	347,415
Loans that are 90 days past due and still accruing interest		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	235,939	212,298
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		173,322	135,117
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,888	2,465
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,668	2,225
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		220	240
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		621	775
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	401	591
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		220	184
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	135
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0	135
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,267	1,555
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,267	1,499
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0	56
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		407,373	344,950
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	234,271	210,073
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		173,102	134,877
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,638	16,886
Loans that are 90 days past due and still accruing interest		0	0
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,885	12,057
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		3,753	4,829
Installment [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		253	195
Installment [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	106	119
Installment [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		147	76
Installment [Member] | 30 - 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		127	22
Installment [Member] | 30 - 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	18	6
Installment [Member] | 30 - 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		109	16
Installment [Member] | 60 - 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		41	18
Installment [Member] | 60 - 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	19	18
Installment [Member] | 60 - 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		22	0
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		85	155
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	69	95
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		16	60
Installment [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		13,385	16,691
Installment [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,779	11,938
Installment [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 3,606	$ 4,753

[1]	Includes New York, New Jersey, Vermont and Massachusetts.